Common Stock (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Share Repurchases
The following table summarizes the share repurchases cumulatively through December 31, 2016:

	Number of Shares Repurchased	Weighted-Average Price per Share
Cumulative repurchases as of December 31, 2013	8,674	$9.98
Year Ended December 31, 2014	64,818	9.80
Cumulative repurchases as of December 31, 2014	73,492	9.82
Year Ended December 31, 2015	1,281,670	9.46
Cumulative repurchases as of December 31, 2015	1,355,162	9.48
Year Ended December 31, 2016	2,500	10.00
Cumulative repurchases as of December 31, 2016	1,357,662	$9.48